UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Semi-Annual Report 2018
For the fiscal period from June 1, 2018 through November 30, 2018
(Unaudited)

Crow Point Small-Cap Growth Fund

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crow Point Small-Cap Growth Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crow Point Small-Cap Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609.  There is no affiliation between the Crow Point Small-Cap Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crow Point Small-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Crow Point Small-Cap Growth Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Rule 30e-3:

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://secure.ncfunds.com/CrowPoint, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at https://secure.ncfunds.com/CrowPoint.

Dear Shareholders of the Crow Point Small-Cap Growth Fund:
The return for the Fund for the period from June 1, 2018 to November 30, 2018 was (5.75)%.  The return for the Russell 2000 Growth index for the same period was (5.65)%.
Performance
The period was really a tale of two cities.  After a choppy first few weeks of the year, the small cap growth market marched steadily higher to a peak on August 31, 2018.  From the beginning of the Fund’s fiscal year on June 1, 2018 to the peak on August 31, 2018, the Russell 2000 Growth Index was up 8.9%, with the Fund returning 12.8%.  For the period from September 1, 2018 to November 30, 2018, the index return was (13.4)%, with the Fund returning (12.2)%.
Fund Performance Details
For the first half of Fiscal Year 2018, the Fund was down on absolute basis but in line with its benchmark.
On a sector allocation basis, the Fund benefitted from an overweight position in the Technology sector and an underweight position in the Industrials sector.  Detracting from relative performance was an overweight position in the Energy sector.
From a stock selection basis, the Fund had major contributions from: Amarin, which had positive clinical study results; Twilio, which posted accelerating revenue and margin growth and launched a new product ahead of schedule; and World Wide Wrestling Entertainment, which had positive results due to renewals of cable contracts. Detracting from performance was: Mainstay Medical, which had a clinical trial disappoint due to a higher than expected placebo effect; Evoqua Water Technologies, for which poor execution and tariff related supply disruptions impacted quarterly results; and PolarityTE, which was the subject of a negative short seller report.  We remain shareholders in all the securities mentioned above and have, in some cases, adjusted position sizes based on stock appreciation/depreciation.
Market Outlook
The market continues to be in correction mode.  Since the peak in August, the Russell 2000 Growth index has dropped over 25%.  We do not think the economy is sliding into a recession.  The multiple contacts we have had with the companies we own over the last two months continue to point to a solid demand outlook for 2019. Additionally, many historical data points that have been effective at predicting recessions in the past remain steadfast in mid cycle territory.
Our investment process focuses on earnings growth rates to guide portfolio construction.  And, based on the earnings data, we see 2019 as a positive year.  We believe growth rates in 2019 will be lower than 2018 but still strongly positive.  The market is a discounting mechanism, and we believe it is currently discounting this deceleration in growth.  But through the years, the best indicator of future returns is the direction of earnings, and we predict that earnings will be up for the next 12 months.

Next year, though decelerating, we do expect earnings growth to be solidly positive and will likely accelerate as the year progresses.  Again, this is our expectation based on what we glean from our management teams and the macro environment.  Small cap should show better relative growth than large caps.  Keep in mind, many strong franchise quality small-cap growth names have already corrected 20-40% with no change to their business fundamentals or growth profiles.  Indiscriminate selling is a good investment backdrop for long term investors.
As the calendar year draws to an end, we have had strong earnings growth with the market down.  The good news is it has gotten less expensive; year to date, the market PE has fallen over 20%.  To reiterate, we see the current correction as more indicative of the market discounting a decelerating earnings growth rate than the end of the cycle and a looming recession.  As such, we are managing our growth rates and taking advantage of long duration growth companies that have been punished by the market.
When you run concentrated portfolios with high active share as we do, these sharp market corrections can have a meaningful and painful impact on short term returns.  History shows that the bottoming process on an inter-cycle correction takes a few months before the market returns to an upward trajectory. Small caps led into the correction with the Russell 2000 Growth peaking on August 31st.  We believe small caps will also lead coming out, and therein lies the opportunity.  Knowing the companies we invest in and forecasting our own growth rates allows us to manage confidently and rationally through these periods and build portfolios that will generate strong performance over the long term.
Respectfully,
Cold Creek Capital, sub-advisor to the Fund

(RCCPG0119001)

Crow Point Small-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 96.90%

Communication Services - 4.03%
*	ORBCOMM, Inc.	33,485	$317,438
	World Wrestling Entertainment, Inc.	4,118	304,567
			622,005
Consumer Discretionary - 13.19%
*	At Home Group, Inc.	9,134	260,319
*	Boot Barn Holdings, Inc.	13,505	305,753
*	Five Below, Inc.	3,571	374,205
*	Quotient Technology, Inc.	24,526	301,425
	The Children's Place, Inc.	2,090	270,948
*	TopBuild Corp.	5,777	294,338
*	Visteon Corp.	3,071	226,701
			2,033,689
Energy - 4.88%
*	Abraxas Petroleum Corp.	107,376	175,023
*	Navigator Holdings Ltd.	27,643	333,098
*	Whiting Petroleum Corp.	8,066	244,158
			752,279
Financials - 4.36%
*	Allegiance Bancshares, Inc.	5,597	212,294
*	Equity Bancshares, Inc.	5,604	211,663
*	Veritex Holdings, Inc.	9,662	248,217
			672,174
Health Care - 28.74%
*	Amarin Corp. PLC	17,370	312,660
*	BrainStorm Cell Therapeutics, Inc.	26,829	83,438
*	Corcept Therapeutics, Inc.	23,488	327,188
*	CytoSorbents Corp.	42,001	438,490
*	Dynavax Technologies Corp.	32,985	372,730
*	Exact Sciences Corp.	5,060	394,579
*	Eyenovia, Inc.	14,001	49,984
*	Flexion Therapeutics, Inc.	7,999	130,464
*	HTG Molecular Diagnostics, Inc.	46,775	166,519
*	Intra-Cellular Therapies, Inc.	11,499	166,160
*	iRhythm Technologies, Inc.	2,812	208,313
*	Mainstay Medical International PLC	14,286	41,668
*	Myriad Genetics, Inc.	6,098	196,599
*	Natera, Inc.	10,231	177,201
*	Novocure Ltd.	14,768	506,838
*	PolarityTE, Inc.	17,816	263,677
*	resTORbio, Inc.	8,525	111,336
*	Selecta Biosciences, Inc.	17,189	103,650
*	Teladoc Health, Inc.	6,094	380,570
			4,432,064

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 12.49%
*	Dycom Industries, Inc.	3,454	$228,862
*	Evoqua Water Technologies Corp.	25,437	232,494
	Kadant, Inc.	3,707	337,634
*	Kornit Digital Ltd.	11,386	262,106
*	Quanta Services, Inc.	6,994	245,489
*	RBC Bearings, Inc.	2,476	378,877
*	Spirit Airlines, Inc.	3,744	240,065
			1,925,527
Information Technology - 25.19%
*	Box, Inc.	15,868	298,160
*	CEVA, Inc.	9,293	241,525
*	CyberArk Software Ltd.	5,825	431,865
*	Euronet Worldwide, Inc.	2,732	321,311
*	ForeScout Technologies, Inc.	8,765	237,970
*	HubSpot, Inc.	2,726	378,996
*	Limelight Networks, Inc.	67,435	221,861
*	Lumentum Holdings, Inc.	6,499	289,011
*	New Relic, Inc.	3,421	298,277
*	Rapid7, Inc.	12,446	395,783
*	RingCentral, Inc.	4,003	331,849
*	Twilio, Inc.	4,644	438,812
			3,885,420
Materials - 4.02%
*	Ferro Corp.	12,400	239,320
*	Ingevity Corp.	3,892	381,455
			620,775

	Total Common Stocks (Cost $15,187,585)		14,943,933

SHORT-TERM INVESTMENT - 3.00%
*§	Money Market Fiduciary Portfolio, 0.25%	462,672	462,672

	Total Short-Term Investment (Cost $462,672)		462,672

Total Value of Investments (Cost $15,650,257) - 99.90%			$15,406,605

Other Assets Less Liabilities - 0.10%			15,289

Net Assets - 100.00%			$15,421,894

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronym or abbreviation is used in this portfolio:
PLC - Public Limited Company
			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2018

Summary of Investments	% of Net
by Sector	Assets	Value
Communication Services	4.03%	$622,005
Consumer Discretionary	13.19%	2,033,689
Energy	4.88%	752,279
Financials	4.36%	672,174
Health Care	28.74%	4,432,064
Industrials	12.49%	1,925,527
Information Technology	25.19%	3,885,420
Materials	4.02%	620,775
Short-Term Investment	3.00%	462,672
Other Assets Less Liabilities	0.10%	15,289
Total Net Assets	100.00%	$15,421,894

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2018

Assets:
Investments, at value (cost $15,650,257)	$15,406,605
Due from broker	286
Receivables:
Fund shares sold	11,951
Dividends and interest	215
Prepaid expenses:
Professional fees	27,499
Registration and filing expenses	9,172
Fund accounting fees	2,218
Custody fees	1,808
Other operating expenses	1,395
Compliance fees	1,214
Trustee fees and meeting expenses	524
Security pricing fees	56

Total assets	15,462,943

Liabilities:
Payables:
Securities purchased	37,249
Accrued expenses:
Advisory fees	2,706
Insurance fees	824
Administration fees	159
Shareholder fulfillment fees	83
Transfer agent fees	28

Total liabilities	41,049

Net Assets	$15,421,894

Net Assets Consist of:
Paid in capital	$18,215,498
Distributable earnings	(2,793,604)

Total Net Assets	$15,421,894

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,882,635
Net Assets	$15,421,894
Net Asset Value, Redemption Price, and Maximum Offering Price Per Share	$8.19

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2018

Investment Income:
Dividends	$5,752
Interest	293

Total Investment Income	6,045

Expenses:
Advisory fees (note 2)	70,896
Fund accounting fees (note 2)	14,381
Registration & filing expenses	12,666
Administration fees (note 2)	12,033
Professional fees	10,868
Transfer agent fees (note 2)	10,528
Compliance fees (note 2)	7,202
Shareholder fulfillment fees	4,496
Custody fees (note 2)	4,452
Trustee fees and meeting expenses (note 3)	4,262
Security pricing fees	3,121
Miscellaneous expenses (note 2)	2,856
Insurance fees	1,003
Interest expense	195

Total Expenses	158,959

Fees waived by the Advisor (note 2)	(44,824)

Net Expenses	114,135

Net Investment Loss	(108,090)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investments	413,362

Net change in unrealized depreciation on investments	(1,310,617)

Net Realized and Unrealized Loss on Investments	(897,255)

Net Decrease in Net Assets Resulting from Operations	$(1,005,345)

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Statements of Changes in Net Assets
			November 30,	May 31,
For the fiscal year or period ended			2018 (a)	2018

Operations:
Net investment loss			$(108,090)	$(569,049)
Net realized gain on investment transactions			413,362	378,690
Net change in unrealized appreciation (depreciation) on investments			(1,310,617)	2,418,871

Net Increase (Decrease) in Net Assets Resulting from Operations			(1,005,345)	2,228,512

Beneficial Interest Transactions:
Shares sold			4,097,802	11,059,004
Shares repurchased			(3,470,925)	(19,820,918)

Increase (Decrease) from Beneficial Interest Transactions			626,877	(8,761,914)

Net Decrease in Net Assets			(378,468)	(6,533,402)

Net Assets:
Beginning of Period			15,800,362	22,333,764
End of Period			$15,421,894	$15,800,362

	November 30,		May 31,
Share Information:	2018 (a)		2018
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	451,284	$4,097,802	1,318,471	$10,715,232
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(386,383)	(3,470,925)	(1,750,674)	(13,952,231)
Net Increase (Decrease) in Shares of
Beneficial Interest	64,901	626,877	(432,203)	(3,236,999)

Share Information:
Advisor Class Shares (b)			Shares	Amount
Shares sold			42,889	$343,772
Reinvested dividends and distributions			-	-
Shares repurchased			(725,204)	(5,868,687)
Net Decrease in Shares of
Beneficial Interest			(682,315)	(5,524,915)

(a) Unaudited.
(b)		The Advisor Class Shares liquidated as of April 23, 2018.

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2018	(j)	2018		2017		2016		2015	(e)

Net Asset Value, Beginning of Period	$8.69		$7.56		$8.33		$9.70		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.06)		(0.22)	(f)	(0.11)	(f)	(0.05)	(f)	(0.09)	(f)
Net realized and unrealized gain (loss)
on investments	(0.44)		1.35		(0.66)		(1.28)		(0.07)

Total from Investment Operations	(0.50)		1.13		(0.77)		(1.33)		(0.16)

Less Distributions:
From net investment income	-		-		-		-		-
From net realized gains	-		-		0.00		(0.04)		(0.14)

Total Distributions	-		-		0.00		(0.04)		(0.14)

Net Asset Value, End of Period	$8.19		$8.69		$7.56		$8.33		$9.70

Total Return (c)	(5.75)%	(b)	14.95%		(9.24)%		(13.71)%		(1.43)%	(b)

Net Assets, End of Period (in thousands)	$15,422		15,800		$17,015		$12,927		3,293

Ratios of:
Interest and Dividend Expenses to Average
Net Assets	0.00%	(i)	2.49%		0.84%		0.12%		-
Gross Expenses to Average Net Assets (d)(h)	1.97%	(a)	4.84%		3.07%		1.83%		1.70%	(a)
Net Expenses to Average Net Assets (d)(g)(h)	1.35%	(a)	1.68%		1.69%		1.71%		1.70%	(a)
Net Expenses to Average Net Assets (d)(h)	1.35%	(a)	4.17%		2.53%		1.83%		1.70%	(a)
Net Investment Loss to Average Net Assets (h)	(1.34)%	(a)	(2.81)%		(1.36)%		(0.55)%		(1.02)%	(a)

Portfolio turnover rate	48.57%	(b)	263.61%		438.73%		580.62%		335.07%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	For the period from July 16, 2014 (Date of Initial Public Investment) through May 31, 2015.
(f)	Calculated using the average shares method.
(g) Excluding interest and dividend expense.
(h)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(i) Less than 0.01% of average net assets.
(j) Unaudited.

See Notes to Financial Statements

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

1.      Organization and Significant Accounting Policies

The Crow Point Small-Cap Growth Fund (“Fund”), formerly known as the Crow Point Growth Fund, is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.

The Fund’s investment sub-advisor seeks to achieve the Fund’s investment objective of capital appreciation by investing primarily in a portfolio of common stocks that it believes have above-average future growth potential relative to their peers, using risk adjusted metrics as a comparative baseline.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the composite exchange listing for securities traded on multiple exchanges.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”). A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Money market securities are highly liquid financial instruments with very short maturities that are valued at their respective net asset values.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2018 for the Fund’s assets measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$14,943,933	$14,943,933	$-	$-
Short-Term Investment	462,672	462,672	-	-
Total Assets	$15,406,605	$15,406,605	$-	$-

* Please refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended November 30, 2018. The Fund did not hold any Level 3 securities during the period.  It is the Fund’s policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties & Service Providers

Advisor
The Fund pays a monthly fee to Crow Point Partners, LLC (the “Advisor”), calculated at the annual rate of 0.84% of the Fund’s average daily net assets. For the fiscal period ended November 30, 2018, $70,896 in advisory fees were incurred by the Fund, of which $44,824 were waived by the Advisor.

The Advisor also entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it had agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive those expenses and other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 1.35% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement is through October 1, 2019 and will continue year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.
(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Sub-Advisor
The Advisor has engaged Cold Creek Capital, Inc. (the “Sub-Advisor”) to be responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is paid directly by the Advisor calculated at the annual rate of 0.35% of the Fund’s average daily net assets.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of November 30, 2018, the Administrator received $2,104 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $200 million	0.009%	$500/additional class
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $12,033 in administration fees, $4,452 in custody fees, and $14,381 in fund accounting fees for the fiscal period ended November 30, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid the Transfer Agent $10,528 in fees for the fiscal period ended November 30, 2018.
(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

3.      Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

Certain officers of the Trust may also be officers of the Administrator.

4.      Purchases and Sales of Investment Securities

For the fiscal period ended November 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$9,193,797	$8,091,964

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2018.

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions on federal income tax returns for the open tax years May 31, 2015 through May 31, 2018, and during the period ended November 30, 2018, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November 30, 2018, the Fund did not incur any interest or penalties.

There were no distributions from net investment income or long-term capital gains during the fiscal year or period ended May 31, 2018 and November 30, 2018.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

At November 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$15,650,257

Gross Unrealized Appreciation	$1,792,242
Gross Unrealized Depreciation	(2,035,894)
Net Unrealized Depreciation	$(243,652)

6.      Principal Risks

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risk:

Small-Cap and Mid-Cap Securities Risk
The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

7.      Concentration of Risk

As of November 30, 2018, the percentage of net assets invested in the Health Care sector was 28.74%.  As of November 30, 2018, the percentage of net assets invested in the Information Technology sector was 25.19%.

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions are not of a particular concern at the time.

8.      Borrowings

The Fund established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.50% on the first $100,000, the Federal Funds rate plus 1.00% on the next $900,000. The average borrowing during the fiscal period ended November 30, 2018 was $29,612, and the average interest rate during the period was 2.69%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal period ended November 30, 2018.  Total interest expense for the fiscal period was $195 as reflected in the Statement of Operations.  The interest expense is inclusive of interest on securities sold short, options, and margin deficit balances in the Fund.

9.      Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

(Continued)

Crow Point Small-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

As of November 30, 2018

10.     New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended November 30, 2018.

11.     Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Crow Point Small-Cap Growth Fund

Additional Information
(Unaudited)

As of November 30, 2018

1.      Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended November 30, 2018.

During the fiscal period ended November 30, 2018, the Fund paid no income or long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Crow Point Small-Cap Growth Fund

Additional Information
(Unaudited)

As of November 30, 2018

Institutional Class Shares	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 942.50	$6.57
	$1,000.00	$1,018.30	$6.83
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.35%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crow Point Small-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Crow Point Partners, LLC
116 South Franklin Street	25 Recreation Drive
Post Office Box 69	Suite 110
Rocky Mount, North Carolina 27802-0069	Hingham, MA 02043

Telephone:	Telephone:

800-773-3863	781-875-3815

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
February 5, 2019	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
February 5, 2019	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
February 5, 2019	Ashley E. Harris Treasurer and Principal Financial Officer